Cash and cash equivalents and short-term investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Maturity of of cash and cash equivalents	3 months
Restricted cash and cash equivalents	€ 0.0	€ 0.0
Minimum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	3 months
Maximum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	1 year